Income and social contributions taxes - Roll-forward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	R$ 7,971,419	R$ 533,836
Tax loss carried forward	(121,307)	(413,137)
Negative tax basis of social contribution carried forward	(47,737)	(149,887)
Provision for judicial liabilities	(48,908)	715
Operating provisions and other losses	(7,297)	93,545
Exchange rate variation	(3,229,013)	5,000,881
Derivative (gains) losses (“MtM”)	(2,062,817)	2,908,925
Amortization of fair value adjustments arising from business combinations	12,114	193
Unrealized profit on inventories	(155,788)	387,579
Leases	(98,044)	250,834
Goodwill - tax benefit on unamortized goodwill	(144,116)	(288,233)
Property, plant and equipment - deemed cost	49,765	70,600
Depreciation accelerated for tax-incentive reason	32,625	66,217
Capitalized loan costs	10,728	(307,419)
Fair value of biological assets	207,583	(201,663)
Deferred taxes on the results of subsidiaries abroad	(19,710)
Credits on exclusion of ICMS from the PIS/COFINS tax base	14,556	12,763
Other temporary differences	12,857	5,670
Closing balance	R$ 2,376,910	R$ 7,971,419